SHAREHOLDERS' EQUITY (Details)																								2 Months Ended	5 Months Ended	12 Months Ended			38 Months Ended
	Nov. 06, 2024 EUR (€) € / shares shares	Aug. 21, 2024 EUR (€) € / shares shares	Jun. 03, 2024 EUR (€) € / shares shares	Mar. 26, 2024 EUR (€) € / shares shares	Feb. 28, 2024 EUR (€) € / shares shares	Jan. 18, 2024 EUR (€) € / shares shares	Dec. 06, 2023 EUR (€) € / shares shares	Nov. 08, 2023 EUR (€) € / shares shares	Sep. 20, 2023 EUR (€) € / shares shares	Aug. 23, 2023 EUR (€) € / shares shares	May 31, 2023 EUR (€) € / shares shares	May 02, 2023 EUR (€) € / shares shares	Apr. 05, 2023 EUR (€) € / shares shares	Mar. 29, 2023 shares	Dec. 15, 2022 EUR (€) € / shares shares	Nov. 08, 2022 EUR (€) € / shares shares	May 17, 2022 EUR (€) € / shares shares	Nov. 17, 2021 EUR (€) € / shares shares	Jun. 11, 2021 EUR (€) € / shares shares	Apr. 04, 2019 EUR (€) € / shares shares	Aug. 29, 2018 EUR (€) € / shares shares	Apr. 25, 2017 EUR (€) € / shares shares	Apr. 26, 2016 EUR (€) € / shares shares	Jul. 31, 2001 shares	Dec. 31, 1998 shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Sep. 30, 2001 EUR (€)	Dec. 31, 2024 $ / shares	Jun. 28, 2024 shares	Dec. 31, 2021 shares	Jun. 30, 2021 shares	Jun. 28, 2019 shares	Feb. 18, 2016 shares
Common stock, shares issued																										37,661,619	37,373,312
Common stock, par value | € / shares																										€ 0.13	€ 0.13
Commons stock, shares outstanding																										37,392,086	37,103,779
Issuance costs | €																												€ 1,954,000
Statutory Retained Earnings (Statutory Accumulated Deficit) | €																										€ (15,630,000)
Treasury stock																										269,533	269,533
Treasury Stock, Shares, Acquired (in shares)																								180,290	89,243
Treasury Stock, Value, Acquired, Par Value Method | €																													€ 590,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																										599,000	686,000	571,000
Share Price | $ / shares																														$ 2.21
The 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																			1,000,000
Employee Stock Option
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares																										€ 5.34	€ 8.53	€ 9.07
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																										3,030,913	3,198,913	2,613,886				2,408,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																										599,000	686,000	571,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)																										2,130,107	1,997,666	1,362,205
Stock issued during period shares stock options exercised																										24,584	55,973	320,622
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | €																										€ 1,352,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)																										2 years 10 months 24 days
Employee Stock Option | The 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																			1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares																				€ 3.9	€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)																				10 years	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																										361,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																				155,000	165,000	260,000	575,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €																				€ 299,000	€ 219,000	€ 335,000	€ 960,000
Recognition period of non-cash financial charges																				48 months	48 months	48 months	48 months
Share-based Payment Arrangement, Expense | €																											€ 3,000	€ 25,000
Employee Stock Option | The 2016 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)																				1 year	1 year	1 year	1 year
Employee Stock Option | The 2016 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)																				4 years	4 years	4 years	4 years
Employee Stock Option | The 2019 Plan
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares																			€ 5.59
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number														270,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)																			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																										954,533
Recognition period of non-cash financial charges																			36 months
Share-based Payment Arrangement, Expense | €																										€ 32,000	410,000	1,104,000
Employee Stock Option | The 2019 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)																			6 months
Employee Stock Option | The 2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)																			3 years
Employee Stock Option | The 2019 Plan, options to purchase pre-existing shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																		358,528
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																			292,428
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €																			€ 2,371,000
Employee Stock Option | The 2019 Plan, options to purchase new shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																		1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																			1,000,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €																			€ 681,000
Employee Stock Option | The 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																	2,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares			€ 5.48	€ 6.83	€ 5.46	€ 5.29	€ 4.98	€ 6.64	€ 6.08	€ 7.53	€ 9.32	€ 10.1	€ 9.96		€ 9.94	€ 10.32	€ 6.41	€ 5.18
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years		10 years	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																										1,621,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			167,000	160,000	12,000	154,000	34,000	20,000	80,000	177,000	50,000	200,000	125,000		395,000	32,000	144,000	100,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €			€ 473,000	€ 630,000	€ 38,000	€ 521,000	€ 103,000	€ 81,000	€ 296,000	€ 774,000	€ 270,000	€ 1,183,000	€ 687,000		€ 1,858,000	€ 161,000	€ 450,000	€ 229,000
Recognition period of non-cash financial charges			36 months	36 months	36 months	36 months	36 months	36 months	36 months	36 months	36 months	36 months	36 months		36 months	36 months	36 months	36 months
Share-based Payment Arrangement, Expense | €																										€ 2,502,000	€ 2,936,000	€ 442,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)																										814,494
Employee Stock Option | The 2021 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			6 months	6 months	6 months	6 months	6 months	6 months	6 months	6 months	6 months	6 months	6 months		6 months	6 months	6 months	6 months
Employee Stock Option | The 2021 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years		3 years	3 years	3 years	3 years
Employee Stock Option | The 2024 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																															2,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares	€ 2.53	€ 3.8
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	72,000	34,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €	€ 114,000	€ 74,000
Recognition period of non-cash financial charges	36 months	36 months
Share-based Payment Arrangement, Expense | €																										€ 37,000
Employee Stock Option | The 2024 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	6 months	6 months
Employee Stock Option | The 2024 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years	3 years
Common stock
Stock Issued During Period, Shares, New Issues (in shares)																										288,307	192,854	3,444,789